Commitments and contingencies (Details)	Dec. 31, 2015 USD ($)
Other Commitments [Line Items]
2016	$ 525,641
2017	342,099
2018-2020	981,055
Loan Commitment Fees [Member]
Other Commitments [Line Items]
2016	204,000
2017	0
2018-2020	0
Office Space [Member]
Other Commitments [Line Items]
2016	321,641
2017	342,099
2018-2020	$ 981,055